Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period
Acquisition payables
On January 17, 2025, the Group issued 1,246,846 Class A common shares of the company (approximately US$ 14.5 million) to the previous owners of VBI as part settlement of the call option equity consideration payable – refer to note 21(b)(v).
On January 29, 2025, the Group agreed with the previous shareholders of Moneda to settle the outstanding deferred consideration as disclosed under note 21(b)(i) in Class A common shares of the Company. The Group issued 2,423,546 shares on January 31, 2025, settling the outstanding acquisition payable of US$28.7 million.
On February 06, 2025, and as agreed in the share purchase agreement with Aberdeen Inc, the Group paid GBP17 million (approximately US$ 21 million) to the previous owners of GPMS as cash settlement of the net working capital position on the acquisition date.
Bonus share scheme
During February 2025, the Group issued 803,627 Class A common shares of the Company with a value of US$ 9.5 million net of taxes as settlement of the bonus share scheme in place with senior employees of the Group – refer to note 29(d).
Patria Latin American Opportunity Acquisition Corp (“PLAO”)
On March 10, 2025, PLAO received a written notice from the Listing Qualifications Department of Nasdaq indicating that its securities would be subject to suspension and delisting from The Nasdaq Global Market at the opening of business on March 17, 2025, due to non-compliance with IM-5101-2, which requires PLAO to complete a business combination within 36 months of the effectiveness of its IPO registration statement. Nasdaq informed PLAO that a Form 25-NSE will be filed with the SEC, which will remove PLAO’s securities from listing and registration on The Nasdaq Stock Market. Accordingly, the PLAO security is no longer listed on Nasdaq.
During the fourth quarter of 2024, the public warrants in connection with PLAO’s IPO were delisted from The Nasdaq Global Market at the opening of business on November 18, 2024, due to PLAO’s non-compliance with certain Nasdaq Listing Rules.
Dividends
A cash dividend of US$ 0.15 per share for the quarter ended December 31, 2024, was declared by the Board to record holders of common stock at the close of business on February 25, 2025. The dividends of US$ 23.6 million in aggregate were paid on March 17, 2025.
After December 31, 2024, and up until the date of authorization for issuance of the audited consolidated financial statements, there were no further significant events that occurred after the reporting period for disclosure.